Net Revenues (Details) - Schedule of our liabilities related to contracts with customers and related timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of our liabilities related to contracts with customers and related timing of revenue recognition [Abstract]
Deferred revenues	$ 1,789	$ 2,143
Revenue recognized, that was deferred in the previous year	$ 1,299	$ 1,649